Ballast Small/Mid Cap ETF
Schedule of Investments
June 30, 2022 - (Unaudited)
COMMON STOCKS — 99.71% Shares Fair Value
Communications — 3.99%
Criteo S.A. - ADR
(a)
55,396 $ 1,351,662
IAC/InterActiveCorp.
(a)
5,057 384,180
TripAdvisor, Inc.
(a)
34,927 621,701
2,357,543
Consumer Discretionary — 15.22%
1847 Goedeker, Inc.
(a)
887,654 1,082,938
American Eagle Outfitters, Inc. 66,667 745,337
America's Car-Mart, Inc.
(a)
18,408 1,851,845
BorgWarner, Inc. 35,100 1,171,287
Hanesbrands, Inc. 99,018 1,018,895
PulteGroup, Inc. 33,171 1,314,567
Wayside Technology Group, Inc. 54,601 1,814,937
8,999,806
Energy — 11.46%
CNX Resources Corp.
(a)
56,815 935,174
Evolution Petroleum Corporation 89,286 487,502
Green Plains, Inc.
(a)
68,563 1,862,857
Solaris Oilfield Infrastructure, Inc., Class A 184,078 2,002,769
Texas Pacific Land Corp. 999 1,486,532
6,774,834
Financials — 16.45%
Capital Bancorp, Inc. 76,254 1,654,712
Essent Group Ltd. 15,802 614,698
Everest Re Group Ltd. 4,704 1,318,437
Federal Agricultural Mortgage Corp., Class C 14,107 1,377,549
First Citizens BancShares, Inc., Class A 1,842 1,204,263
First Financial Bancorp 55,930 1,085,042
International General Insurance Holdings Ltd. 158,867 1,212,155
MGIC Investment Corp. 100,037 1,260,466
9,727,322
Health Care — 2.89%
Bausch + Lomb Corp.
(a)
78,000 1,188,720
iRadimed Corp.
(a)
15,273 518,366
1,707,086
Industrials — 13.69%
AZZ, Inc. 34,215 1,396,656
Eagle Bulk Shipping, Inc. 25,821 1,339,594
Eastern Co. (The) 55,971 1,138,450
GrafTech International Ltd. 163,715 1,157,465
Landstar System, Inc. 9,210 1,339,318
Lennox International, Inc. 4,134 854,043
XPO Logistics, Inc.
(a)
17,999 866,832
8,092,358
Materials — 12.23%
Eagle Materials, Inc. 11,620 1,277,503

Ballast Small/Mid Cap ETF
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
COMMON STOCKS — 99.71% - continued Shares Fair Value
Materials — 12.23% - continued
Huntsman Corp. 50,975 $ 1,445,141
Natural Resource Partners, L.P. 29,687 1,105,247
Northern Technologies International Corp. 132,619 1,239,988
UFP Technologies, Inc.
(a)
27,126 2,158,416
7,226,295
Real Estate — 6.64%
EPR Properties 27,294 1,280,907
Lamar Advertising Co., Class A 14,490 1,274,685
PotlatchDeltic Corp. 19,030 840,936
STAG Industrial, Inc. 17,065 526,967
3,923,495
Technology — 14.90%
Amdocs Ltd. 18,423 1,534,820
Avid Technology, Inc.
(a)
18,828 488,587
Cass Information Systems, Inc. 42,094 1,422,777
F5, Inc.
(a)
6,938 1,061,791
Lumentum Holdings, Inc.
(a)
8,102 643,461
Rimini Street, Inc.
(a)
277,471 1,667,601
Teradata Corp.
(a)
53,801 1,991,175
8,810,212
Utilities — 2.24%
NRG Energy, Inc. 34,685 1,323,926
Total Common Stocks (Cost $67,859,938) 58,942,877
Total Investments — 99.71% (Cost $67,859,938) 58,942,877
Other Assets in Excess of Liabilities — 0.29% 168,985
NET ASSETS — 100.00% $ 59,111,862
(a) Non-income producing security.
ADR - American Depositary Receipt.